Vanguard® Small-Cap Growth Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (2.0%)
	Royal Gold Inc.	992,214	140,180
*	RBC Bearings Inc.	437,156	84,756
*,1	MP Materials Corp.	1,346,209	77,192
*	Hexcel Corp.	1,271,394	75,610
*	Livent Corp.	2,445,992	63,767
	Balchem Corp.	438,490	59,942
	NewMarket Corp.	117,534	38,126
*	Ingevity Corp.	590,436	37,829
	Quaker Chemical Corp.	203,260	35,125
*	Century Aluminum Co.	752,491	19,798
*,1	Amyris Inc.	2,786,569	12,149
*	Zymergen Inc.	347,497	1,004
			645,478
Consumer Discretionary (15.2%)
*	Liberty Media Corp.-Liberty Formula One Class C	2,932,705	204,820
*	Zynga Inc. Class A	16,106,367	148,823
*	Five Below Inc.	847,954	134,290
*	Floor & Decor Holdings Inc. Class A	1,520,975	123,199
	Pool Corp.	288,079	121,814
*	Bright Horizons Family Solutions Inc.	913,823	121,255
	Wyndham Hotels & Resorts Inc.	1,397,111	118,321
	Churchill Downs Inc.	518,943	115,091
*	Deckers Outdoor Corp.	412,308	112,878
	Nexstar Media Group Inc. Class A	587,983	110,823
*	SiteOne Landscape Supply Inc.	678,723	109,743
*	Penn National Gaming Inc.	2,566,212	108,859
*	Planet Fitness Inc. Class A	1,269,380	107,237
	Gentex Corp.	3,578,328	104,380
*	RH	259,907	84,753
*	Boyd Gaming Corp.	1,275,312	83,890
	Texas Roadhouse Inc. Class A	1,001,408	83,848
*	Skechers USA Inc. Class A	2,041,720	83,221
*	Scientific Games Corp.	1,387,913	81,540
*	Vail Resorts Inc.	306,113	79,672
*	IAA Inc.	2,041,002	78,068
	Choice Hotels International Inc.	547,189	77,570
*	YETI Holdings Inc.	1,261,308	75,653
	Tempur Sealy International Inc.	2,603,300	72,684
*	Hilton Grand Vacations Inc.	1,360,819	70,776
*	Chegg Inc.	1,939,184	70,354
*	Hyatt Hotels Corp. Class A	723,991	69,105

		Shares	Market Value ($000)
*	Crocs Inc.	879,995	67,232
*	Fox Factory Holding Corp.	637,650	62,458
*	Peloton Interactive Inc. Class A	2,178,625	57,559
*	SeaWorld Entertainment Inc.	760,255	56,593
*	National Vision Holdings Inc.	1,251,827	54,542
*,1	Sonos Inc.	1,931,292	54,501
	Wingstop Inc.	451,654	53,002
*,1	Luminar Technologies Inc. Class A	3,345,126	52,284
*	Grand Canyon Education Inc.	534,778	51,932
	Papa John's International Inc.	490,626	51,653
*	Callaway Golf Co.	2,111,679	49,456
	Columbia Sportswear Co.	536,918	48,607
*	Six Flags Entertainment Corp.	1,108,877	48,236
*	Visteon Corp.	423,975	46,268
*	Madison Square Garden Sports Corp.	253,513	45,470
*	Leslie's Inc.	2,348,275	45,463
*	Skyline Champion Corp.	817,109	44,843
*	TripAdvisor Inc.	1,524,571	41,346
*	Ollie's Bargain Outlet Holdings Inc.	907,804	38,999
*	Dorman Products Inc.	406,026	38,585
*	Red Rock Resorts Inc. Class A	788,319	38,281
*	Frontdoor Inc.	1,281,804	38,262
*	Shake Shack Inc. Class A	563,075	38,233
*	Allegiant Travel Co.	233,127	37,857
	LCI Industries	363,449	37,730
*	Coursera Inc.	1,596,719	36,788
*	Gentherm Inc.	499,876	36,511
	Ralph Lauren Corp.	315,215	35,758
*	Madison Square Garden Entertainment Corp.	414,247	34,511
*	Revolve Group Inc. Class A	609,739	32,737
*	Figs Inc. Class A	1,492,874	32,127
*	LGI Homes Inc.	325,866	31,831
*,1	QuantumScape Corp. Class A	1,530,895	30,603
	World Wrestling Entertainment Inc. Class A	464,482	29,002
*	Dave & Buster's Entertainment Inc.	586,934	28,818
	Jack in the Box Inc.	303,001	28,303
*	Overstock.com Inc.	619,104	27,244
	Levi Strauss & Co. Class A	1,339,688	26,472
*	iRobot Corp.	409,622	25,970
*	ACV Auctions Inc. Class A	1,641,503	24,311
*	Petco Health & Wellness Co. Inc. Class A	1,203,103	23,545
	Steven Madden Ltd.	586,587	22,666
*	Liberty Media Corp.-Liberty Formula One Class A	355,143	22,420
	Monro Inc.	483,828	21,453
*	Boot Barn Holdings Inc.	225,123	21,339
*,1	Fisker Inc.	1,567,163	20,216
*	Driven Brands Holdings Inc.	762,513	20,039
	EW Scripps Co. Class A	911,506	18,950
*,1	Dutch Bros Inc. Class A	314,059	17,358
[1]	Camping World Holdings Inc. Class A	599,529	16,757
*	Mister Car Wash Inc.	1,129,911	16,711
*	Sleep Number Corp.	327,363	16,601
*	Cavco Industries Inc.	66,216	15,948
*,1	ContextLogic Inc. Class A	7,021,118	15,798
*	2U Inc.	1,084,285	14,399
*	Sun Country Airlines Holdings Inc.	479,572	12,555
*	Cardlytics Inc.	225,564	12,402
*,1	Corsair Gaming Inc.	568,572	12,031

		Shares	Market Value ($000)
*	Stitch Fix Inc. Class A	1,192,626	12,010
	Inter Parfums Inc.	131,501	11,579
*	Stride Inc.	306,234	11,125
*	elf Beauty Inc.	373,055	9,636
*	Dine Brands Global Inc.	123,211	9,604
*	RealReal Inc.	1,190,570	8,644
*	Latham Group Inc.	641,770	8,497
*	Quotient Technology Inc.	1,280,501	8,170
*,1	Portillo's Inc. Class A	303,359	7,450
*,1	Sweetgreen Inc. Class A	211,187	6,756
*	Poshmark Inc. Class A	533,512	6,754
*	Angi Inc. Class A	1,029,325	5,836
*,1	ThredUp Inc. Class A	747,877	5,759
*,1	Canoo Inc.	989,039	5,459
*,1	Dream Finders Homes Inc. Class A	291,948	4,986
*	Integral Ad Science Holding Corp.	347,875	4,801
*	Sciplay Corp. Class A	351,169	4,537
*	Janus International Group Inc.	496,516	4,469
*,1	Traeger Inc.	442,600	3,293
*,1	Frontier Group Holdings Inc.	245,308	2,779
*	Rush Street Interactive Inc.	379,406	2,758
*	Vizio Holding Corp. Class A	292,177	2,597
*	Selectquote Inc.	927,935	2,589
*	Bowlero Corp.	212,419	2,262
*	Allbirds Inc. Class A	297,179	1,786
*	Arhaus Inc. Class A	197,623	1,682
*,1	Solo Brands Inc. Class A	185,082	1,579
*,1	Weber Inc. Class A	158,523	1,558
*	Brilliant Earth Group Inc. Class A	128,733	1,325
*,1	XL Fleet Corp.	420,374	837
*,1	Revlon Inc. Class A	60,705	490
	Cracker Barrel Old Country Store Inc.	224	27
	Strategic Education Inc.	210	14
*	Life Time Group Holdings Inc.	369	5
*	Udemy Inc.	131	2
			4,895,888
Consumer Staples (2.8%)
*	Darling Ingredients Inc.	2,449,189	196,866
	Casey's General Stores Inc.	561,717	111,315
*	Freshpet Inc.	624,086	64,056
*	Post Holdings Inc.	838,702	58,088
*	Boston Beer Co. Inc. Class A	139,334	54,127
*	Simply Good Foods Co.	1,236,857	46,939
*	BellRing Brands Inc.	1,652,211	38,133
	WD-40 Co.	207,329	37,989
	Coca-Cola Consolidated Inc.	70,281	34,919
*	Cal-Maine Foods Inc.	600,639	33,167
*	Celsius Holdings Inc.	567,105	31,293
	Sanderson Farms Inc.	160,657	30,122
*,1	Beyond Meat Inc.	622,939	30,094
	Medifast Inc.	166,161	28,377
	J & J Snack Foods Corp.	173,824	26,960
	Lancaster Colony Corp.	146,266	21,815
	National Beverage Corp.	351,518	15,291
*	USANA Health Sciences Inc.	175,953	13,979
*	Beauty Health Co.	732,808	12,370
*	Hydrofarm Holdings Group Inc.	536,558	8,129
	Utz Brands Inc.	497,344	7,351

		Shares	Market Value ($000)
*	Sovos Brands Inc.	380,025	5,389
*	Vital Farms Inc.	242,936	3,003
*	Honest Co. Inc.	375,983	1,959
*	AppHarvest Inc.	310	2
			911,733
Energy (3.7%)
	Coterra Energy Inc.	5,848,989	157,747
	Texas Pacific Land Corp.	93,800	126,828
	PDC Energy Inc.	1,473,884	107,122
	Matador Resources Co.	1,694,686	89,784
*	ChampionX Corp.	3,071,496	75,190
*,1	ChargePoint Holdings Inc.	3,507,971	69,738
*	Denbury Inc.	720,842	56,637
	Magnolia Oil & Gas Corp. Class A	2,363,623	55,900
	Cactus Inc. Class A	892,248	50,626
	New Fortress Energy Inc. Class A	1,096,154	46,707
	Civitas Resources Inc.	770,592	46,012
*	Ameresco Inc. Class A	457,288	36,354
	SM Energy Co.	919,303	35,807
	Enviva Inc.	450,118	35,627
*,1	FuelCell Energy Inc.	5,274,010	30,378
*	Liberty Oilfield Services Inc. Class A	1,809,492	26,817
*	Array Technologies Inc.	2,143,184	24,154
*	Oceaneering International Inc.	1,513,958	22,952
*	Callon Petroleum Co.	373,177	22,047
*	Dril-Quip Inc.	528,786	19,750
*	NexTier Oilfield Solutions Inc.	1,561,106	14,425
*	Shoals Technologies Group Inc. Class A	785,833	13,391
*	Stem Inc.	1,099,407	12,104
*,1	EVgo Inc.	517,369	6,653
*	RPC Inc.	568,071	6,061
*	Helix Energy Solutions Group Inc.	1,084,850	5,186
*	Fluence Energy Inc. Class A	224,297	2,941
			1,196,938
Financials (5.4%)
*,1	Robinhood Markets Inc. Class A	8,401,990	113,511
*,1	Upstart Holdings Inc.	1,017,856	111,038
	Morningstar Inc.	391,282	106,887
	Pinnacle Financial Partners Inc.	1,094,346	100,767
	Ares Management Corp. Class A	1,141,577	92,730
*	Alleghany Corp.	97,196	82,325
	Blue Owl Capital Inc. Class A	6,129,267	77,719
	Kinsale Capital Group Inc.	328,083	74,809
	ServisFirst Bancshares Inc.	738,750	70,395
*	Silvergate Capital Corp. Class A	453,917	68,346
	Erie Indemnity Co. Class A	384,547	67,730
	Western Alliance Bancorp	766,350	63,469
*	Credit Acceptance Corp.	106,796	58,777
	Virtu Financial Inc. Class A	1,563,657	58,199
*	Trupanion Inc.	551,869	49,183
	Ameris Bancorp	1,001,711	43,955
*,1	Marathon Digital Holdings Inc.	1,475,865	41,250
*,1	SoFi Technologies Inc.	4,275,158	40,400
	Hamilton Lane Inc. Class A	478,573	36,989
*,1	Riot Blockchain Inc.	1,676,604	35,494
*	Focus Financial Partners Inc. Class A	741,513	33,917
	Houlihan Lokey Inc. Class A	383,307	33,654

		Shares	Market Value ($000)
	Cohen & Steers Inc.	365,527	31,395
*	Open Lending Corp. Class A	1,529,116	28,916
	StepStone Group Inc. Class A	783,265	25,895
	Goosehead Insurance Inc. Class A	275,974	21,683
*	LendingTree Inc.	172,161	20,603
*,1	Oscar Health Inc. Class A	1,864,447	18,589
*	Triumph Bancorp Inc.	181,800	17,093
*	TPG Inc. Class A	538,456	16,229
*,1	Lemonade Inc.	563,371	14,856
	TFS Financial Corp.	846,427	14,051
	Live Oak Bancshares Inc.	243,528	12,393
*	Palomar Holdings Inc.	182,002	11,646
	PJT Partners Inc. Class A	164,545	10,386
*,1	Clearwater Analytics Holdings Inc. Class A	463,851	9,741
*	BRP Group Inc. Class A	300,918	8,074
*	P10 Inc. Class A	301,106	3,649
*	AssetMark Financial Holdings Inc.	138,506	3,082
*,1	Root Inc. Class A	873,893	1,722
*,1	Hagerty Inc. Class A	93,536	1,009
*,1	Bakkt Holdings Inc.	150,474	927
*,1	GoHealth Inc. Class A	519,375	613
*,1	Romeo Power Inc.	354,224	528
	Pacific Premier Bancorp Inc.	898	32
*	eHealth Inc.	200	2
*	MetroMile Inc.	393	1
	Goldman Sachs Group Inc.	1	—
			1,734,659
Health Care (19.8%)
	Bio-Techne Corp.	594,704	257,531
*	Repligen Corp.	795,654	149,655
*	Neurocrine Biosciences Inc.	1,441,574	135,148
*	Syneos Health Inc.	1,577,614	127,708
*	Penumbra Inc.	541,555	120,296
	Chemed Corp.	233,040	118,046
*	Tandem Diabetes Care Inc.	966,805	112,430
*	Masimo Corp.	754,247	109,773
*	Exelixis Inc.	4,835,496	109,621
*	Charles River Laboratories International Inc.	382,072	108,497
*	Shockwave Medical Inc.	507,695	105,276
	Bruker Corp.	1,606,991	103,330
*	Inspire Medical Systems Inc.	395,935	101,633
*	Sarepta Therapeutics Inc.	1,252,231	97,824
*	Guardant Health Inc.	1,465,079	97,047
*	Novocure Ltd.	1,163,660	96,409
*	Globus Medical Inc. Class A	1,197,905	88,381
*	Omnicell Inc.	665,192	86,136
*	HealthEquity Inc.	1,265,596	85,352
*	Amedisys Inc.	492,403	84,836
*	Halozyme Therapeutics Inc.	2,084,209	83,118
*	Intra-Cellular Therapies Inc.	1,257,857	76,968
*	LHC Group Inc.	455,728	76,836
*	ICU Medical Inc.	341,336	75,995
*	Intellia Therapeutics Inc.	1,017,412	73,935
*	Ultragenyx Pharmaceutical Inc.	997,999	72,475
	Ensign Group Inc.	792,365	71,321
*	Medpace Holdings Inc.	426,658	69,797
*	Arrowhead Pharmaceuticals Inc.	1,516,869	69,761
*	Integra LifeSciences Holdings Corp.	1,071,109	68,829

		Shares	Market Value ($000)
*	Apellis Pharmaceuticals Inc.	1,353,426	68,768
*	Ionis Pharmaceuticals Inc.	1,817,296	67,313
*	iRhythm Technologies Inc.	423,181	66,638
*	Doximity Inc. Class A	1,275,234	66,427
	CONMED Corp.	445,258	66,143
*	Alkermes plc	2,451,932	64,510
*	Option Care Health Inc.	2,179,090	62,235
*	Quidel Corp.	537,552	60,453
*	Maravai LifeSciences Holdings Inc. Class A	1,691,410	59,656
*	STAAR Surgical Co.	723,002	57,775
*	Blueprint Medicines Corp.	896,455	57,266
*	R1 RCM Inc.	2,105,929	56,355
*	Inari Medical Inc.	597,446	54,153
*	Merit Medical Systems Inc.	812,119	54,022
*	Progyny Inc.	1,035,912	53,246
*	Natera Inc.	1,300,890	52,920
*	Neogen Corp.	1,631,834	50,326
*	Haemonetics Corp.	773,905	48,926
*	Pacira BioSciences Inc.	640,507	48,884
*	10X Genomics Inc. Class A	635,696	48,357
*	Fate Therapeutics Inc.	1,229,120	47,653
*	NuVasive Inc.	784,060	44,456
*	Cytokinetics Inc.	1,206,506	44,412
*	Beam Therapeutics Inc.	773,742	44,335
*	ACADIA Pharmaceuticals Inc.	1,825,322	44,209
*	Oak Street Health Inc.	1,641,459	44,122
*	AtriCure Inc.	662,278	43,492
*	Arvinas Inc.	640,413	43,100
*	Insmed Inc.	1,800,940	42,322
*	Denali Therapeutics Inc.	1,294,699	41,650
*	PTC Therapeutics Inc.	1,080,789	40,324
*	Amicus Therapeutics Inc.	4,239,846	40,151
*	Evolent Health Inc. Class A	1,237,888	39,984
*	Glaukos Corp.	675,654	39,066
*	Twist Bioscience Corp.	762,727	37,663
*	Nevro Corp.	504,241	36,472
*	Certara Inc.	1,668,218	35,833
*	Global Blood Therapeutics Inc.	981,537	34,000
*	Surgery Partners Inc.	608,755	33,512
*	Ortho Clinical Diagnostics Holdings plc	1,795,631	33,506
*	Outset Medical Inc.	717,941	32,595
*	Sotera Health Co.	1,499,884	32,488
*,1	Warby Parker Inc. Class A	926,418	31,322
*	Corcept Therapeutics Inc.	1,363,839	30,714
*	Vir Biotechnology Inc.	1,189,580	30,596
*	Veracyte Inc.	1,076,210	29,671
*	Relay Therapeutics Inc.	984,226	29,458
*	Emergent BioSolutions Inc.	692,781	28,446
*	SpringWorks Therapeutics Inc.	485,794	27,418
*	Cerevel Therapeutics Holdings Inc.	781,161	27,348
*	Ligand Pharmaceuticals Inc.	240,603	27,065
*	Lantheus Holdings Inc.	487,435	26,960
*	Adaptive Biotechnologies Corp.	1,932,081	26,817
*	CareDx Inc.	723,293	26,755
*	Apollo Medical Holdings Inc.	547,267	26,526
*	1Life Healthcare Inc.	2,330,746	25,825
*	Ironwood Pharmaceuticals Inc. Class A	2,051,852	25,812
*	REVOLUTION Medicines Inc.	1,005,792	25,658

		Shares	Market Value ($000)
*	Sage Therapeutics Inc.	761,069	25,191
*	CorVel Corp.	146,975	24,756
*	Xencor Inc.	900,166	24,016
*	Zentalis Pharmaceuticals Inc.	518,146	23,907
*	Invitae Corp.	2,899,676	23,110
*	BioCryst Pharmaceuticals Inc.	1,363,433	22,169
*	NeoGenomics Inc.	1,772,051	21,530
*	ChemoCentryx Inc.	850,719	21,328
*	Editas Medicine Inc.	1,040,860	19,797
*	Silk Road Medical Inc.	477,356	19,710
*	Harmony Biosciences Holdings Inc.	399,650	19,443
*	TG Therapeutics Inc.	1,953,935	18,582
*	Innoviva Inc.	950,533	18,393
*	REGENXBIO Inc.	552,776	18,347
*	AdaptHealth Corp. Class A	1,105,328	17,718
*	Health Catalyst Inc.	672,970	17,585
*	Privia Health Group Inc.	646,406	17,278
*	Axonics Inc.	261,607	16,377
*	FibroGen Inc.	1,269,469	15,259
*	Nektar Therapeutics	2,808,028	15,135
*	Vaxcyte Inc.	624,724	15,087
*	Accolade Inc.	807,019	14,171
*	Cytek Biosciences Inc.	1,207,813	13,020
*	Alignment Healthcare Inc.	1,128,433	12,672
*	Supernus Pharmaceuticals Inc.	380,575	12,300
*	Agios Pharmaceuticals Inc.	411,581	11,981
*	NanoString Technologies Inc.	343,908	11,951
*	Arcus Biosciences Inc.	374,732	11,827
*	American Well Corp. Class A	2,741,851	11,543
*	Alector Inc.	803,526	11,450
*,1	LifeStance Health Group Inc.	1,126,682	11,391
*	Seer Inc. Class A	730,261	11,129
*,1	Sana Biotechnology Inc.	1,280,214	10,575
*	Inogen Inc.	325,410	10,550
*	Agiliti Inc.	492,091	10,383
*	Pulmonx Corp.	416,238	10,327
*	GoodRx Holdings Inc. Class A	516,062	9,976
*	PMV Pharmaceuticals Inc.	478,552	9,963
*	Allogene Therapeutics Inc.	1,075,374	9,797
*	OPKO Health Inc.	2,822,871	9,711
*,1	Definitive Healthcare Corp. Class A	373,901	9,217
*	Phreesia Inc.	347,404	9,158
*	Verve Therapeutics Inc.	398,942	9,104
*,1	Heron Therapeutics Inc.	1,535,738	8,784
*,1	Recursion Pharmaceuticals Inc. Class A	1,201,600	8,603
*	Theravance Biopharma Inc.	888,316	8,492
*	Instil Bio Inc.	776,997	8,353
*	Treace Medical Concepts Inc.	440,571	8,331
*,1	Lyell Immunopharma Inc.	1,628,722	8,225
*	Gossamer Bio Inc.	921,557	7,999
*	Clover Health Investments Corp. Class A	2,240,584	7,954
*,1	Monte Rosa Therapeutics Inc.	560,037	7,852
*,1	Erasca Inc.	912,577	7,848
*	HealthStream Inc.	380,403	7,578
*	AnaptysBio Inc.	291,543	7,213
*	Signify Health Inc. Class A	385,142	6,990
*,1	ImmunityBio Inc.	1,198,652	6,724
*	Cano Health Inc.	1,019,180	6,472

		Shares	Market Value ($000)
*	Atara Biotherapeutics Inc.	632,725	5,878
*,1	23andMe Holding Co.	1,509,728	5,782
*	Nuvation Bio Inc.	1,066,176	5,608
*	Sangamo Therapeutics Inc.	941,160	5,468
*,1	Design Therapeutics Inc.	335,454	5,418
*,1	Ginkgo Bioworks Holdings Inc.	1,341,579	5,407
*	Rocket Pharmaceuticals Inc.	339,795	5,389
*,1	Absci Corp.	627,223	5,288
*,1	Butterfly Network Inc.	1,093,838	5,207
*	Phathom Pharmaceuticals Inc.	331,287	4,509
*,1	SmileDirectClub Inc. Class A	1,615,543	4,184
*	Cullinan Oncology Inc.	394,868	4,134
*	Hims & Hers Health Inc.	741,060	3,950
*	Pennant Group Inc.	193,297	3,601
*,1	PROCEPT BioRobotics Corp.	98,233	3,437
*	Natus Medical Inc.	128,623	3,380
*	Radius Health Inc.	339,573	2,998
*	Berkeley Lights Inc.	381,696	2,714
*	Bluebird Bio Inc.	528,656	2,564
*	Generation Bio Co.	343,641	2,522
*	Aveanna Healthcare Holdings Inc.	693,531	2,365
*,1	Adagio Therapeutics Inc.	502,362	2,291
*	Kronos Bio Inc.	276,177	1,997
*,1	Innovage Holding Corp.	301,667	1,937
*,1	P3 Health Partners Inc.	241,681	1,890
*	Kinnate Biopharma Inc.	164,700	1,855
*	Singular Genomics Systems Inc.	271,614	1,714
*	Allakos Inc.	286,566	1,633
*	Precigen Inc.	701,325	1,480
*,1	Amylyx Pharmaceuticals Inc.	84,961	1,092
*	BioAtla Inc.	199,800	999
*	Prelude Therapeutics Inc.	94,403	651
*,1	Cue Health Inc.	9,658	62
*	Aerie Pharmaceuticals Inc.	428	4
*	Deciphera Pharmaceuticals Inc.	391	4
*	2seventy bio Inc.	224	4
*	Epizyme Inc.	1,299	2
*	Rubius Therapeutics Inc.	428	2
*	Nkarta Inc.	128	1
*	Eargo Inc.	224	1
*	Olema Pharmaceuticals Inc.	306	1
*	Vor BioPharma Inc.	142	1
			6,401,829
Industrials (17.5%)
*	Fair Isaac Corp.	397,753	185,536
	Nordson Corp.	792,551	179,972
	Graco Inc.	2,578,253	179,756
	Watsco Inc.	499,781	152,253
	Toro Co.	1,587,878	135,748
*	Axon Enterprise Inc.	984,584	135,607
*	WillScot Mobile Mini Holdings Corp.	3,377,403	132,158
	Lennox International Inc.	499,034	128,681
	A O Smith Corp.	1,988,888	127,070
	MKS Instruments Inc.	839,433	125,915
	Genpact Ltd.	2,804,842	122,039
*	WEX Inc.	678,429	121,066
*	Paylocity Holding Corp.	583,935	120,156
*	Berry Global Group Inc.	2,045,255	118,543

		Shares	Market Value ($000)
*	Trex Co. Inc.	1,742,572	113,842
*	GXO Logistics Inc.	1,562,756	111,487
	Advanced Drainage Systems Inc.	925,330	109,938
	Jack Henry & Associates Inc.	551,006	108,576
*	Coherent Inc.	374,850	102,469
*	Saia Inc.	399,622	97,436
	Cognex Corp.	1,250,649	96,488
*	Euronet Worldwide Inc.	735,625	95,742
*	Chart Industries Inc.	553,996	95,160
	Littelfuse Inc.	373,801	93,230
*	TopBuild Corp.	498,374	90,400
*	ASGN Inc.	749,136	87,432
	Exponent Inc.	788,801	85,230
	Landstar System Inc.	564,267	85,108
	Eagle Materials Inc.	597,800	76,734
	BWX Technologies Inc.	1,383,251	74,502
*	AMN Healthcare Services Inc.	705,973	73,654
	Simpson Manufacturing Co. Inc.	657,563	71,701
	Maximus Inc.	937,221	70,245
*	ExlService Holdings Inc.	478,640	68,575
*	Middleby Corp.	392,872	64,407
	Armstrong World Industries Inc.	712,661	64,147
*	Herc Holdings Inc.	382,103	63,846
	John Bean Technologies Corp.	480,971	56,981
	Woodward Inc.	453,457	56,641
*,1	TriNet Group Inc.	565,146	55,588
	Insperity Inc.	551,199	55,351
*	ACI Worldwide Inc.	1,741,811	54,850
*	Mercury Systems Inc.	816,081	52,596
	Franklin Electric Co. Inc.	597,739	49,636
*	Bloom Energy Corp. Class A	2,012,906	48,612
*	Welbilt Inc.	1,937,730	46,021
*	Shift4 Payments Inc. Class A	741,030	45,892
	Aerojet Rocketdyne Holdings Inc.	1,157,809	45,560
	Badger Meter Inc.	442,984	44,170
	Curtiss-Wright Corp.	290,730	43,656
*	AZEK Co. Inc. Class A	1,643,244	40,818
	Forward Air Corp.	408,187	39,912
*	Kratos Defense & Security Solutions Inc.	1,886,871	38,643
*	Air Transport Services Group Inc.	1,123,318	37,575
*	Verra Mobility Corp. Class A	2,244,175	36,535
	Installed Building Products Inc.	428,173	36,176
*	Itron Inc.	685,788	36,127
	Helios Technologies Inc.	441,645	35,442
	AAON Inc.	635,246	35,402
*	AeroVironment Inc.	356,860	33,595
*,1	Nikola Corp.	3,134,037	33,565
*	Masonite International Corp.	352,189	31,324
	Mueller Water Products Inc. Class A	2,376,328	30,702
*	Flywire Corp.	972,274	29,732
*,1	Virgin Galactic Holdings Inc.	2,933,901	28,987
	Lindsay Corp.	166,357	26,120
*	Vicor Corp.	340,101	23,994
*,1	TuSimple Holdings Inc. Class A	1,953,281	23,830
*	Hayward Holdings Inc.	1,408,360	23,407
	Comfort Systems USA Inc.	259,158	23,068
*	Proto Labs Inc.	416,817	22,050
	Tennant Co.	267,175	21,053

		Shares	Market Value ($000)
*	Dycom Industries Inc.	217,649	20,733
	Maxar Technologies Inc.	525,238	20,726
*,1	Legalzoom.com Inc.	1,345,560	19,026
*	Core & Main Inc. Class A	764,244	18,487
*	Evo Payments Inc. Class A	721,925	16,669
*,1	Rocket Lab USA Inc.	2,054,229	16,536
*	TaskUS Inc. Class A	410,685	15,795
*,1	Desktop Metal Inc. Class A	3,290,363	15,596
*	Cimpress plc	238,496	15,166
*	FARO Technologies Inc.	274,287	14,241
*	CryoPort Inc.	371,009	12,952
*	Proterra Inc.	1,478,509	11,118
*	Gibraltar Industries Inc.	246,334	10,580
*	Payoneer Global Inc.	2,295,014	10,236
	Enerpac Tool Group Corp. Class A	454,399	9,947
*,1	PureCycle Technologies Inc.	1,224,439	9,795
*	Forrester Research Inc.	173,314	9,778
*	Hillman Solutions Corp.	776,580	9,226
*	CS Disco Inc.	260,402	8,846
*	Ranpak Holdings Corp. Class A	325,159	6,643
*,1	Sterling Check Corp.	216,350	5,718
	Gorman-Rupp Co.	157,187	5,640
*	BTRS Holdings Inc.	752,512	5,629
*,1	Joby Aviation Inc.	795,405	5,266
*	Mirion Technologies Inc.	601,037	4,850
*	Paymentus Holdings Inc. Class A	222,387	4,688
*	Thermon Group Holdings Inc.	251,055	4,067
*	Hyliion Holdings Corp.	915,123	4,054
*,1	Danimer Scientific Inc.	643,335	3,770
*,1	Latch Inc.	749,815	3,202
*,1	Velo3D Inc.	275,197	2,562
*	Enovix Corp.	164,083	2,341
*	Aurora Innovation Inc.	362,716	2,028
*	View Inc.	157,823	290
*	Remitly Global Inc.	777	8
	Pactiv Evergreen Inc.	337	3
			5,634,672
Real Estate (8.5%)
	Equity LifeStyle Properties Inc.	2,532,695	193,701
	American Homes 4 Rent Class A	4,635,533	185,560
	Rexford Industrial Realty Inc.	2,428,823	181,166
	CubeSmart	3,311,494	172,297
	American Campus Communities Inc.	2,106,217	117,885
	Americold Realty Trust	4,038,930	112,605
	STAG Industrial Inc.	2,693,378	111,371
	STORE Capital Corp.	3,729,973	109,027
*	Host Hotels & Resorts Inc.	5,404,855	105,016
	Healthcare Trust of America Inc. Class A	3,341,644	104,727
	Spirit Realty Capital Inc.	1,933,772	88,992
	Terreno Realty Corp.	1,142,939	84,635
	Innovative Industrial Properties Inc.	387,897	79,674
	National Storage Affiliates Trust	1,242,026	77,950
	Lamar Advertising Co. Class A	657,119	76,344
	Kite Realty Group Trust	3,314,910	75,481
*	Ryman Hospitality Properties Inc.	792,142	73,487
	Kilroy Realty Corp.	883,472	67,515
*	Howard Hughes Corp.	626,214	64,882
	Apartment Income REIT Corp.	1,185,839	63,395

		Shares	Market Value ($000)
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,294,732	61,409
	PS Business Parks Inc.	313,513	52,695
	Broadstone Net Lease Inc.	2,351,689	51,220
	Uniti Group Inc.	3,573,702	49,174
	Essential Properties Realty Trust Inc.	1,901,418	48,106
[1]	Independence Realty Trust Inc.	1,671,415	44,192
	Paramount Group Inc.	2,823,036	30,799
*	Opendoor Technologies Inc.	3,521,160	30,458
	Phillips Edison & Co. Inc.	858,091	29,510
	St. Joe Co.	490,722	29,070
*	Redfin Corp.	1,531,426	27,627
	Pebblebrook Hotel Trust	997,390	24,416
	eXp World Holdings Inc.	1,015,530	21,499
*	Marcus & Millichap Inc.	388,847	20,485
	RLJ Lodging Trust	1,264,235	17,800
	Safehold Inc.	279,653	15,507
	CareTrust REIT Inc.	731,123	14,111
	Universal Health Realty Income Trust	186,922	10,911
	Alexander's Inc.	15,386	3,942
*,1	Offerpad Solutions Inc.	327,603	1,648
	Regency Centers Corp.	815	58
*	Bridge Investment Group Holdings Inc. Class A	179	4
			2,730,351
Technology (21.4%)
	Entegris Inc.	2,051,134	269,232
*	Wolfspeed Inc.	1,882,485	214,340
*	PTC Inc.	1,593,102	171,609
*	Aspen Technology Inc.	1,008,998	166,858
*	Pure Storage Inc. Class A	4,169,525	147,226
*	Dynatrace Inc.	3,027,648	142,602
*	Ceridian HCM Holding Inc.	2,070,643	141,549
*	Anaplan Inc.	2,123,322	138,122
*	Manhattan Associates Inc.	955,860	132,587
*	Lattice Semiconductor Corp.	2,084,127	127,028
*	Avalara Inc.	1,258,128	125,196
*	Guidewire Software Inc.	1,260,990	119,315
*,1	II-VI Inc.	1,609,534	116,675
	Universal Display Corp.	697,386	116,429
*	Five9 Inc.	1,030,028	113,715
*	Zendesk Inc.	922,282	110,941
*	Smartsheet Inc. Class A	1,822,775	99,852
*	Elastic NV	1,091,359	97,076
	Azenta Inc.	1,134,076	93,992
*	Rapid7 Inc.	835,113	92,898
*	Tenable Holdings Inc.	1,544,880	89,279
*	Nutanix Inc. Class A	3,284,855	88,100
*	Silicon Laboratories Inc.	578,253	86,854
	CMC Materials Inc.	432,518	80,189
	Power Integrations Inc.	850,651	78,838
	Dolby Laboratories Inc. Class A	994,746	77,809
*	Rogers Corp.	284,456	77,287
*	Workiva Inc. Class A	654,849	77,272
*	Mandiant Corp.	3,450,829	76,988
*	Qualys Inc.	531,631	75,710
*	Varonis Systems Inc.	1,546,280	73,510
	National Instruments Corp.	1,799,150	73,027
*	Novanta Inc.	512,069	72,862
*	Sailpoint Technologies Holdings Inc.	1,411,778	72,255

		Shares	Market Value ($000)
*	SPS Commerce Inc.	545,027	71,508
*,1	MicroStrategy Inc. Class A	141,107	68,623
*	Semtech Corp.	975,382	67,633
*	Ziff Davis Inc.	682,237	66,027
*	Alteryx Inc. Class A	906,452	64,839
*	Onto Innovation Inc.	745,961	64,817
	Vertiv Holdings Co. Class A	4,550,677	63,709
*	Cargurus Inc. Class A	1,462,164	62,083
*	Box Inc. Class A	2,132,094	61,959
*	MaxLinear Inc. Class A	1,045,889	61,028
*	Fabrinet	560,117	58,885
*	Blackline Inc.	799,153	58,514
*	Envestnet Inc.	785,557	58,477
*	Procore Technologies Inc.	998,757	57,888
*	Digital Turbine Inc.	1,320,857	57,867
*	Perficient Inc.	523,300	57,610
*	IPG Photonics Corp.	520,956	57,180
*	Diodes Inc.	647,513	56,327
*	Ambarella Inc.	532,147	55,833
*	SiTime Corp.	217,793	53,973
	Switch Inc. Class A	1,744,190	53,756
*	New Relic Inc.	801,295	53,591
*	Q2 Holdings Inc.	818,944	50,488
*	FormFactor Inc.	1,186,444	49,866
	Pegasystems Inc.	617,956	49,838
	Advanced Energy Industries Inc.	570,456	49,105
*,1	Altair Engineering Inc. Class A	730,496	47,044
*	DigitalOcean Holdings Inc.	811,438	46,942
*	Alarm.com Holdings Inc.	685,642	45,568
*	MACOM Technology Solutions Holdings Inc.	738,405	44,208
*	CommVault Systems Inc.	640,620	42,505
*	Sprout Social Inc. Class A	522,097	41,830
*	Upwork Inc.	1,760,781	40,921
*	nCino Inc.	996,739	40,846
*	Asana Inc. Class A	961,215	38,420
*	Bumble Inc. Class A	1,271,770	36,856
*	LiveRamp Holdings Inc.	980,743	36,670
*	Bottomline Technologies DE Inc.	646,633	36,651
*	Yelp Inc. Class A	1,050,479	35,832
*	Appian Corp.	586,027	35,642
*	PagerDuty Inc.	1,041,442	35,607
*	Jamf Holding Corp.	991,237	34,505
	Shutterstock Inc.	357,783	33,302
*	3D Systems Corp.	1,838,183	30,661
*	Appfolio Inc. Class A	261,973	29,658
*	Ping Identity Holding Corp.	1,013,317	27,795
*	Schrodinger Inc.	796,954	27,192
*	Zuora Inc. Class A	1,779,213	26,653
*	Fastly Inc. Class A	1,513,942	26,312
*	Everbridge Inc.	597,015	26,054
*	Magnite Inc.	1,905,116	25,167
*	Duck Creek Technologies Inc.	1,101,885	24,374
*	Vimeo Inc.	2,009,279	23,870
*	Blackbaud Inc.	394,534	23,621
*	LivePerson Inc.	966,001	23,590
*	JFrog Ltd.	813,280	21,918
*,1	Zeta Global Holdings Corp. Class A	1,700,149	21,677
*	DoubleVerify Holdings Inc.	841,999	21,193

		Shares	Market Value ($000)
*	Veeco Instruments Inc.	768,697	20,901
*	PROS Holdings Inc.	615,701	20,509
*	Eventbrite Inc. Class A	1,318,126	19,469
*	Paycor HCM Inc.	663,977	19,328
*	E2open Parent Holdings Inc.	2,162,290	19,050
*	Confluent Inc. Class A	448,493	18,388
*	BigCommerce Holdings Inc.	825,065	18,077
*	Sumo Logic Inc.	1,447,070	16,887
*,1	Clear Secure Inc. Class A	621,660	16,710
*,1	Datto Holding Corp.	623,550	16,661
*	Momentive Global Inc.	963,747	15,671
*	KnowBe4 Inc. Class A	628,341	14,464
*	Consensus Cloud Solutions Inc.	239,890	14,425
*,1	Xometry Inc. Class A	381,355	14,015
*	CEVA Inc.	328,781	13,365
*,1	Blend Labs Inc. Class A	2,311,446	13,175
*	Yext Inc.	1,758,625	12,117
*	nLight Inc.	628,632	10,900
*	PubMatic Inc. Class A	414,083	10,816
*	Parsons Corp.	273,572	10,587
*	Bandwidth Inc. Class A	314,196	10,177
*	CCC Intelligent Solutions Holdings Inc.	908,624	10,031
*	Thoughtworks Holding Inc.	459,713	9,567
*	Sprinklr Inc. Class A	739,762	8,803
*,1	Freshworks Inc. Class A	441,164	7,906
*	Alkami Technology Inc.	542,079	7,757
*	ON24 Inc.	573,197	7,538
*	Telos Corp.	754,233	7,520
*,1	HashiCorp Inc. Class A	116,990	6,317
	Ebix Inc.	186,476	6,182
*,1	Skillz Inc. Class A	2,048,914	6,147
*,1	EverCommerce Inc.	440,907	5,820
*,1	Matterport Inc.	684,341	5,557
*	Intapp Inc.	231,198	5,551
*	MediaAlpha Inc. Class A	326,542	5,404
*	AvePoint Inc.	955,602	5,026
*	Braze Inc. Class A	119,245	4,945
*,1	SEMrush Holdings Inc. Class A	391,331	4,672
*,1	Vivid Seats Inc. Class A	403,025	4,457
*	MeridianLink Inc.	242,380	4,387
*,1	Gitlab Inc. Class A	80,516	4,384
*	N-able Inc.	472,025	4,295
*	Ouster Inc.	904,822	4,072
*	Aeva Technologies Inc.	886,612	3,839
*,1	Enfusion Inc. Class A	296,197	3,768
*	Toast Inc. Class A	166,402	3,616
*,1	ForgeRock Inc. Class A	162,001	3,551
*	SmartRent Inc. Class A	656,606	3,322
*	Vertex Inc. Class A	199,620	3,062
*	WM Technology Inc.	370,791	2,900
*,1	IonQ Inc.	217,465	2,775
*	Credo Technology Group Holding Ltd.	165,768	2,525
*	Vroom Inc.	877,178	2,333
*	Nextdoor Holdings Inc.	297,237	1,780
*	SecureWorks Corp. Class A	117,686	1,559
*	NerdWallet Inc. Class A	102,857	1,233
*	BuzzFeed Inc.	206,597	1,087
*	Viant Technology Inc. Class A	96,521	632

		Shares	Market Value ($000)
*	EngageSmart Inc.	6,174	132
*,1	UserTesting Inc.	7,782	83
*,2	Media General Inc. CVR	1,362,047	53
*	Amplitude Inc. Class A	337	6
*	Informatica Inc. Class A	328	6
*	Samsara Inc. Class A	264	4
*	Expensify Inc. Class A	96	2
			6,922,028
Telecommunications (1.8%)
*	Ciena Corp.	2,315,792	140,406
	Cable One Inc.	86,936	127,295
*	Lumentum Holdings Inc.	1,038,113	101,320
*	Viasat Inc.	1,069,949	52,214
	Cogent Communications Holdings Inc.	650,069	43,132
*	Calix Inc.	877,856	37,669
*	Infinera Corp.	2,744,027	23,791
*	Globalstar Inc.	10,809,506	15,890
*	WideOpenWest Inc.	789,991	13,777
*	8x8 Inc.	845,677	10,647
	Shenandoah Telecommunications Co.	357,577	8,432
*,1	Gogo Inc.	372,727	7,104
	ATN International Inc.	154,950	6,179
*	IHS Holding Ltd.	14,074	156
			588,012
Utilities (1.6%)
*	Sunrun Inc.	2,997,358	91,030
*	Clean Harbors Inc.	782,115	87,315
*	Evoqua Water Technologies Corp.	1,829,305	85,941
*	Casella Waste Systems Inc. Class A	762,997	66,877
	Ormat Technologies Inc.	635,694	52,019
	Clearway Energy Inc. Class C	1,238,901	45,232
*	Sunnova Energy International Inc.	1,373,320	31,669
	California Water Service Group	399,141	23,661
	Clearway Energy Inc. Class A	522,407	17,406
*	Archaea Energy Inc. Class A	588,772	12,912
			514,062
Total Common Stocks (Cost $26,492,675)			32,175,650

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.8%)
Money Market Fund (2.8%)
[3,4]	Vanguard Market Liquidity Fund (Cost $921,496)	0.312%	9,216,751	921,583
Total Investments (102.5%) (Cost $27,414,171)				33,097,233
Other Assets and Liabilities—Net (-2.5%)				(821,686)
Net Assets (100%)				32,275,547
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $781,645,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $843,484,000 was received for securities on loan, of which $843,222,000 is held in Vanguard Market Liquidity Fund and $262,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	522	53,933	282

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Beyond Meat Inc.	8/31/22	BANA	11,227	(0.208)	366	—
Elastic NV	8/31/22	BANA	3,466	(0.207)	91	—
Fisker Inc.	1/31/23	GSI	8,520	(0.324)	1,799	—
Invitae Corp.	8/31/22	BANA	3,884	(0.196)	—	(1,016)
Middleby Corp.	8/31/22	BANA	4,973	(0.203)	—	(384)
Novocure Ltd.	8/31/22	BANA	14,735	(0.207)	176	—
					2,432	(1,400)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	32,175,597	—	53	32,175,650
Temporary Cash Investments	921,583	—	—	921,583
Total	33,097,180	—	53	33,097,233

Derivative Financial Instruments
Assets
Futures Contracts[1]	282	—	—	282
Swap Contracts	—	2,432	—	2,432
Total	282	2,432	—	2,714
Liabilities
Swap Contracts	—	1,400	—	1,400
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.